ACQUISITIONS (Details) - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Goodwill	$ 26,886,563	$ 26,107,146	$ 1,850,000
Autosport
Cash	835,000
$1,536,000 convertible note	1,536,000
$500,000 promissory note	500,000
$257,933 Promissory note	257,933
Total purchase price	3,128,933
Accounts receivable	3,177,660
Inventory	2,862,004
Estimated fair value of assets	6,039,664
Estimated fair value of accounts payable and other	5,875,009
Excess of assets over liabilities	164,655
Goodwill	2,964,278
Total	$ 3,128,933